FINANCIAL INSTRUMENTS - Contingent consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities in business combination [line items]
Gain on remeasurement of contingent consideration (note 27.10.1)	$ (6,735)	$ (418)
Financial liabilities	35,293
Clarice
Disclosure of contingent liabilities in business combination [line items]
Gain on remeasurement of contingent consideration (note 27.10.1)	(1,173)	418
Change in fair value of contingent consideration	(1,401)
Provision for contingencies (2)	6,291	5,392
WAE
Disclosure of contingent liabilities in business combination [line items]
Gain on remeasurement of contingent consideration (note 27.10.1)	(3,850)
Provision for contingencies (2)	829	10,000
L4 Mobile LLC
Disclosure of contingent liabilities in business combination [line items]
Gain on remeasurement of contingent consideration (note 27.10.1)	(4,058)
Provision for contingencies (2)	3,750	9,000
Ratio
Disclosure of contingent liabilities in business combination [line items]
Provision for contingencies (2)	3,923
PointSource
Disclosure of contingent liabilities in business combination [line items]
Provision for contingencies (2)	9,626
Other financial liabilities | Financial liabilities at amortised cost, category [member]
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities	29,238	31,826
Other financial liabilities | Clarice | Financial liabilities at amortised cost, category [member]
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities	6,099	5,063
Other financial liabilities | WAE | Financial liabilities at amortised cost, category [member]
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities	816	9,647
Other financial liabilities | L4 Mobile LLC | Financial liabilities at amortised cost, category [member]
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities	3,653	8,604
Other financial liabilities | Ratio | Financial liabilities at amortised cost, category [member]
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities	3,876
Other financial liabilities | PointSource | Financial liabilities at amortised cost, category [member]
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities	9,461
Minimum | Clarice
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination	2,193	2,695
Minimum | WAE
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination	816	7,264
Minimum | L4 Mobile LLC
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination	4,320	6,391
Minimum | Ratio
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination	2,746
Minimum | PointSource
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination	3,850
Maximum | Clarice
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination	$ 6,578	5,664
Maximum | WAE
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination		10,000
Maximum | L4 Mobile LLC
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination		$ 9,500